Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Detail) (Foreign Exchange and Other Derivative Financial Instruments [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on cross currency swaps	$ (95,945)	$ (30,233)	$ 13,692
Cross currency swaps agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains		6,800
Cross currency swaps agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains	(1,992)	1,563	2,992
Unrealized (losses) gains	$ (93,953)	$ (38,596)	$ 10,700